Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,087,166	$ 6,623,551
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,298,183	1,581,469
Loss on disposal of property and equipment	252,556	7,424
Increase in allowance for doubtful accounts	148,073	296,003
Increase in allowance for notes receivable	(160,998)	(31,794)
Increase in provision for inventory	22,488	163,074
Deferred tax assets	55,357	(76,955)
Increase (Decrease) In:
Accounts receivable	(2,131,986)	(2,737,279)
Notes receivable	(79,654)	(385,096)
Inventories	2,230,666	(4,143,729)
Advance to suppliers	(18,536)	23,480
Other current and noncurrent assets	(4,673)	2,100,533
Increase (Decrease) In:
Accounts payable	(16,118)	709,452
Customer deposits	65,484	(469,800)
Other current liabilities	(1,645,646)	(216,715)
Income tax payable	(141,965)	(790,503)
Due to related parties	1,819,778	142,454
Other long-term liabilities	219,055	260,533
NET CASH PROVIDED BY OPERATING ACTIVITES	7,999,230	3,056,102
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(1,284,972)	(6,687,515)
Proceeds from government grants for construction	633,887	706,072
Proceeds from sale of property, plant and equipment	90,704	3,771
Purchases of construction-in-progress	(908,475)
Purchases of land use rights and other intangible assets	(131,432)
NET CASH PROVIDED BY INVESTING ACTIVITES	(1,600,288)	(5,977,672)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	38,674,867	20,299,074
Repayments of short-term bank loans	(41,144,988)	(18,037,927)
Repayments of long-term bank loans	(6,527,036)	(301,200)
Notes payable	(1,813,551)	1,967,251
Proceeds from related parties	2,900,905	2,411,891
Repayment of loans from related parties	(5,428,263)	(2,411,891)
Repayment of loans from third parties	(2,900,905)	(4,085,140)
Dividend paid	(159,612)
Proceeds received from financing lease obligation	5,209,155
Deposits for the financing lease obligation	(805,001)
Payment of principal on financing lease obligation	(575,310)
Reverse capitalization	2,925,380
NET CASH USED IN FINANCING ACTIVITES	(9,644,359)	(157,942)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(3,245,417)	(3,079,512)
Effect of exchange rate changes on cash	(5,553)	160,772
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	8,968,177	11,886,917
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	5,717,207	8,968,177
Bank balances and cash	2,123,485	5,563,133
Bank balances and cash included in assets classified as restricted cash	3,593,722	3,405,044
Supplemental Disclosure Of Cash Flow Information
Income taxes paid	791,760	2,645,567
Interest paid	$ 2,223,630	$ 1,769,293